Subsequent Events	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsSubsequent events have been evaluated through October 20, 2025, the date this report was issued. There have been no significant subsequent events to report.